Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Bank Loans [Abstract]
Schedule of Long-Term Bank Loans	Long-term bank loans consist of the following loans:
	December 31, 2023	December 31, 2022
Loan from Bank of China (Due on March 16, 2023)(1)	$—	$348,000
Loan from Bank of China (Due on March 20, 2026)(2)	422,400	—
Loan from Bank of China (Due on March 22, 2025)(3)	506,880	580,000
Loan from Industrial Bank (Due on May 29, 2025)(4)	492,800	652,500
Less: current maturity of long-term bank loan	(239,360)	(551,000)
Long-term bank loan	$1,182,720	$1,029,500

(1)      On January 7, 2020, the Company signed a loan agreement with Bank of China (BOC) to obtain a three-year loan of RMB 3 million (approximately $459,900). The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 0.40%. The Controlling Shareholder, Mr. Jiawen Miao, his wife Ms. Qing Lu and Mr. Fan Zhang jointly guaranteed the repayment of the loan. The Company is required to maintain a total liability to total assets ratio lower than 70%. The Company satisfied this financial covenant as of December 31, 2022. The Company repaid RMB 300,000 ($46,500) in fiscal 2021, RMB 150,000 ($21,750) on April 4, 2022 and RMB 150,000 ($21,750) on October 14, 2022. The remaining of loan balance was paid off by the Company on March 16, 2023.

(2)      On April 3, 2023, the Company signed a loan agreement with Bank of China (BOC) to obtain a three-year loan of RMB 3 million (approximately $422,400). The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 0.40% per annum. The Controlling Shareholder, Mr. Jiawen Miao, his wife Ms. Qing Lu and Mr. Fan Zhang jointly guaranteed the repayment of the loan. The Company is required to maintain a total liability to total assets ratio lower than 70%. The Company satisfied this financial covenant as of December 31, 2023. The Company is required to make repayment equal to 5% of the original principal amount (RMB 150,000) twice a year on April 2 and October 2 after the first 12 months. The remaining of loan balance shall be paid off by the Company on March 20, 2026. The Company repaid RMB 150,000 ($42,240) on April 2, 2024 and shall make a repayment of RMB 150,000 ($42,240) on October 2, 2024.

(3)      On March 23, 2022, the Company signed a loan agreement with Bank of China (BOC) to obtain a three-year loan of RMB 4 million (approximately $580,000). The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 0.40%. The Controlling Shareholder, Mr. Jiawen Miao, his wife Ms. Qing Lu and Mr. Fan Zhang jointly guaranteed the repayment of the loan. Pursuant to the agreement, Harden Machinery Ltd. is required to maintain a liability to asset ratio below 70% at all times during the loan period. The Company satisfied this financial covenant as of December 31, 2023. The Company is required to make repayment equal to 5% of the original principal amount (RMB 0.2 million) twice a year on April 2 and October 2 after the first 12 months. The remaining principal shall be repaid on March 22, 2025. The Company repaid RMB 200,000 ($28,160) on April 3, 2024. And the Company shall make a repayment of RMB 200,000 ($28,160) on October 2, 2024.

(4)      On May 30, 2022, the Company signed a loan agreement with Industrial Bank to obtain a three-year loan of RMB 5 million (approximately $725,000). The loan bears a floating interest rate of the one-year loan prime rate (LPR) issued by the National Interbank Funding Center plus 1.1%. The loan was guaranteed by Mr. Jiawen Miao. The Company is required to make repayment of RMB 250,000 ($35,200) four times a year on February 21, May 21, August 21 and November 21, starting on August 21, 2022. The remaining principal shall be repaid on May 29, 2025. The Company repaid RMB 250,000 ($35,200) on February 21, 2024. The Company shall make repayments of RMB 250,000 ($35,200) on May 21, 2024, August 21, 2024 and November 21, 2024.